Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 142,252,338.29
Previously Paid Amount	0.00
Total Fee Amount	21,778.83
Total Offset Amount	0.00
Net Fee	$ 21,778.83